Royalties and Royalty Options (Tables)	12 Months Ended
Apr. 30, 2022
Royalties And Royalty Options
Schedule of Royalties and Royalty Options

	Royalties ($)	Royalty Options ($)	Total ($)
Balance, as at April 30, 2020	27,131	125	27,256
Foreign currency translation	(1,679)	-	(1,679)
Balance, as at April 30, 2021	25,452	125	25,577
Additions	17,814	143	17,957
Foreign currency translation	614	-	614
Write-off	-	(125)	(125)
Balance, as at April 30, 2022	43,880	143	44,023

Schedule of Royalties

	As at April 30, 2022 ($)	As at April 30, 2021 ($)
Anderson project	7,348	7,027
Church Rock project	751	718
Cigar Lake project	4,704	—
Dawn Lake project	143	—
Dewey-Burdock project	76	72
Diabase project	—	125
Lance project	1,688	72
Langer Heinrich project	2,822	2,822
McArthur River project	11,543	—
Michelin project	4,262	4,262
Reno Creek project	289	277
Roca Honda project	159	152
Roughrider project	5,923	5,923
Slick Rock project	2,916	2,788
Workman Creek project	1,399	1,339
Total	44,023	25,577